Property, plant and equipment - Disclosure of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	€ 2,090
Property, plant and equipment including right-of-use assets at end of period	1,522	€ 2,159
ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,563
Property, plant and equipment including right-of-use assets at end of period	1,007	1,547
BUILDINGS
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	1,706
Property, plant and equipment including right-of-use assets at end of period	1,086	1,801
EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	59
Property, plant and equipment including right-of-use assets at end of period	54	75
FURNITURE AND COMPUTER EQUIPMENT
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	325
Property, plant and equipment including right-of-use assets at end of period	382	283
GROSS VALUES | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	4,274	4,029
Acquisition	168	106
Disposal		(54)
Effect of the change in foreign currency exchange rates	16	(61)
Property, plant and equipment including right-of-use assets at end of period	4,457	4,020
GROSS VALUES | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	2,865	2,526
Acquisition	0	52
Disposal		(20)
Effect of the change in foreign currency exchange rates	12	(49)
Property, plant and equipment including right-of-use assets at end of period	2,877	2,508
GROSS VALUES | BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	3,204	2,818
Acquisition	5	80
Disposal		0
Effect of the change in foreign currency exchange rates	12	(49)
Property, plant and equipment including right-of-use assets at end of period	3,221	2,849
GROSS VALUES | EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	463	513
Acquisition	11	0
Disposal		(16)
Effect of the change in foreign currency exchange rates	0	0
Property, plant and equipment including right-of-use assets at end of period	474	497
GROSS VALUES | FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	607	698
Acquisition	152	26
Disposal		(39)
Effect of the change in foreign currency exchange rates	4	(11)
Property, plant and equipment including right-of-use assets at end of period	763	673
DEPRECIATION | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(2,184)	(1,363)
Disposal		54
Effect of the change in foreign currency exchange rates	(11)	21
Increase	(741)	(573)
Property, plant and equipment including right-of-use assets at end of period	(2,935)	(1,860)
DEPRECIATION | ROU
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,302)	(575)
Disposal		20
Effect of the change in foreign currency exchange rates	(9)	16
Increase	(559)	(422)
Property, plant and equipment including right-of-use assets at end of period	(1,870)	(961)
DEPRECIATION | BUILDINGS | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(1,498)	(613)
Disposal		0
Effect of the change in foreign currency exchange rates	(9)	16
Increase	(627)	(452)
Property, plant and equipment including right-of-use assets at end of period	(2,135)	(1,048)
DEPRECIATION | EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(404)	(419)
Disposal		16
Effect of the change in foreign currency exchange rates	0	0
Increase	(17)	(19)
Property, plant and equipment including right-of-use assets at end of period	(420)	(422)
DEPRECIATION | FURNITURE AND COMPUTER EQUIPMENT | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period	(281)	(332)
Disposal		39
Effect of the change in foreign currency exchange rates	(2)	5
Increase	(97)	(102)
Property, plant and equipment including right-of-use assets at end of period	€ (380)	€ (390)